CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues:
Total revenues	¥ 2,292,708	¥ 2,280,329	¥ 2,434,864
Expenses:
Interest expense	78,068	99,138	93,337
Costs of operating leases	295,628	289,604	257,321
Life insurance costs	374,348	269,425	246,533
Costs of goods and real estate sold	347,721	354,006	535,261
Services expense	439,233	483,914	508,320
Other (income) and expense	17,125	14,925	1,301
Selling, general and administrative expenses	456,795	460,199	437,028
Provision for doubtful receivables and probable loan losses	0	24,425	22,525
Provision for Credit Losses	16,021	0	0
Write-downs of long-lived assets	3,020	3,043	2,418
Write-downs of securities	5,935	11,969	1,382
Total expenses	2,033,894	2,010,648	2,105,426
Operating Income	258,814	269,681	329,438
Equity in Net Income of Affiliates	481	67,924	32,978
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	23,300	74,001	33,314
Bargain Purchase Gain	4,966	955	0
Income before Income Taxes	287,561	412,561	395,730
Provision for Income Taxes	90,747	105,837	68,691
Net Income	196,814	306,724	327,039
Net Income Attributable to the Noncontrolling Interests	4,453	3,640	2,890
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(23)	384	404
Net Income Attributable to ORIX Corporation Shareholders	¥ 192,384	¥ 302,700	¥ 323,745
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 155.54	¥ 237.38	¥ 252.92
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	155.39	237.17	252.70
Cash Dividends	¥ 76.00	¥ 81.00	¥ 69.00
Finance Revenues
Revenues:
Total revenues	¥ 271,194	¥ 276,864	¥ 242,893
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	46,097	22,499	15,958
Operating Leases
Revenues:
Total revenues	397,065	430,665	413,918
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	487,550	367,778	347,136
Sales of Goods and Real Estate
Revenues:
Total revenues	410,953	406,511	596,165
Services Income
Revenues:
Total revenues	¥ 679,849	¥ 776,012	¥ 818,794